SUPPLEMENT DATED JANUARY 23, 2009
                     TO THE PROSPECTUS DATED MARCH 31, 2008

                                       AND

                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).

EFFECTIVE JANUARY 15, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/LAZARD SMALL CAP EQUITY FUND, PLEASE REMOVE ALL REFERENCES TO PATRICK MULLIN.


EFFECTIVE JANUARY 23, 2009, IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects. In addition, a portion of the portfolio will be invested using
     T. Rowe Price's fundamental research. The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.


EFFECTIVE JANUARY 23, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, PLEASE DELETE THE SECOND AND THIRD PARAGRAPHS AND REPLACE WITH THE FOLLOWING:

     The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis. Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund's Investment Advisory Committee. He joined the firm in 1985. Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School. He is a past President of the Baltimore Security Analysts Society. Brian has also earned the Chartered Financial Analyst accreditation.




This Supplement is dated January 23, 2009.

(To be used with VC4224 10/08,  VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723
10/08,  VC5825 10/08,  VC5884 10/08,  VC5885 10/08,  VC3656 03/08, VC5526 03/08,
VC3657 03/08,  FVC4224FT  03/08,  NV4224 10/08,  NV3174CE  03/08,  NV5526 03/08,
NV3784 03/08,  NV5869 10/08,  NV5890 10/08, NV5825 03/08, HR105 03/08 and VC2440
03/08.)

                                                                   CMX2926 01/09

                        SUPPLEMENT DATED JANUARY 23, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JANUARY 15, 2009, PLEASE REMOVE ALL REFERENCES TO PATRICK MULLIN.

EFFECTIVE JANUARY 23, 2009, PLEASE REMOVE ALL REFERENCES TO DONALD PETERS.




This Supplement is dated January 23, 2009.

(To be used with V3180 10/08 and V3180PROXY 10/08.)

                                                                   CMX2927 01/09